Employees (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Average Monthly Persons Employed By Group
The average monthly number of persons employed by the Group (including Directors) during the year was:

	Year ended December 31, 201 8 Number	Year ended December 31, 201 9 Number
By activity
Administrative	24	28
Research and development	12	18

Total	36	46

Summary of Employee
Total compensation costs for persons employed by the Group (including Directors) during the year was:

	Year ended December 31, 201 8	Year ended December 31, 201 9
Included in research and development expenses:
Salaries	1,792	2,824
Social security costs	(30)	110
Pension contributions	73	62
Share-based payment expense	526	152
Included in administrative expenses:
Salaries	2,903	3,384
Social security costs	(828)	(124)
Pension contributions	99	114
Share-based payment expense	1,663	1,485

Total employee benefits expense	6,198	8,007

Summary of Compensation Cost For Directors
Total compensation costs for Directors during the year was:

	Year ended December 31, 201 8	Year ended December 31, 201 9
Salaries and fees	1,047	1,106
Benefits in kind	15	17
Pension contributions	11	25
Bonus	512	294

Total	1,585	1,442